Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Schedule of Post-Employment Benefit Plans - Defined Contribution Plan
	For the year ended December 31
	2017	2016	2015
	USD thousands	USD thousands	USD thousands
Amount recognized as expense in respect of defined contribution plan	462	368	243